Short-term loans (Tables)	12 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Short-term loans

Short-term loans consisted of the following:

	Years ended March 31,
	2020	2019

Loans from China Construction Bank wholly repayable within 1 year	$460,030	$—
Loan from a third party wholly repayable within 1 year	—	206,070
Total	$460,030	$206,070